Segmentation - Summary of the Amount of Revenue from External Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 133,900	€ 86,291	€ 44,249
The Netherlands
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	46,302	29,689	16,369
Belgium
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	10,692	4,358	2,874
Germany
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	15,045	14,477	13,465
France
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	55,815	32,098	8,285
Other
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 6,046	€ 5,669	€ 3,256